Income taxes - Components of deferred tax liability (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	$ (17,679)	$ (14,559)
Broadcast licenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(17,967)	(17,967)
Tangible benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	2,171	2,352
Leasehold inducement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	0	123
Foreign tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	2,324	85
Participation payables and finance lease obligations and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	0	64
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	697	(1,724)
Share issuance costs and deferred financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(1,603)	(1,051)
Investment in film and television programs and acquired and library content
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(27,568)	(7,782)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(9,633)	(6,278)
Non-capital losses and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	$ 33,900	$ 17,619